GUARANTEE PAID ON BEHALF OF GUARANTEE SERVICE CUSTOMERS, NET (Guarantee service of customers) (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Guarantee paid on behalf of guarantee service customers	$ 2,954,188	$ 1,560,615
Less: Allowance for doubtful accounts	(2,846,715)	0	$ 0	$ 0
Guarantee paid on behalf of guarantee service customers, net	$ 107,473	$ 1,560,615